Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LONGLEAF PARTNERS FUNDS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Longleaf Partners Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective and Policy
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Longleaf Partners Global Fund seeks long-term capital growth. The Fund seeks to achieve this objective by investing primarily in U.S. and non-U.S. companies we believe to be significantly undervalued. Current income is not an objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay to buy and hold shares of the Global Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on December 27, 2012 its portfolio turnover rate is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the Global Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks superior long-term performance by acquiring equity securities that we believe meet our qualitative and quantitative criteria:
  Good businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 37 years. We believe purchasing equities at prices substantially less than their intrinsic worth will protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Global Fund normally invests at least 40% of total assets in the equity securities of non-U.S. issuers throughout the world, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund primarily owns common stock or securities convertible into common stocks.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Definition of Non-U.S. ■ A company will generally be considered non-U.S. if headquartered outside the United States or if at least 50% of its assets are outside the U.S. or 50% of its gross income is from non-U.S. sources.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk ■ Equity prices fluctuate and may decline in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. If the value of your investment goes down and you redeem your shares, you could lose money.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds are not successful in addressing these risks, their business values and stock prices may decline, which would have a negative impact on the value of your Fund shares.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

Focused Investment Risks ■ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of your investment goes down and you redeem your shares, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced investment operations on or about December 27, 2012, no year-by-year total return bar chart or average annual total return table is being presented. The year-by-year total return bar chart and the average annual total return table will be provided after the Fund has annual returns for at least one calendar year.

Free updated performance information can be obtained at longleafpartners.com or (800) 445-9469.

At that time, performance information will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced investment operations on or about December 27, 2012, no year-by-year total return bar chart or average annual total return table is being presented. The year-by-year total return bar chart and the average annual total return table will be provided after the Fund has annual returns for at least one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 445-9469
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	longleafpartners.com
Longleaf Partners Global Fund | Longleaf Partners Global Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.125%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.065%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver Due to Expense Cap	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	520
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	520

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fee waiver is expected to continue until average net assets exceed $34 million and expenses fall below the 1.65% cap, which cannot be changed without shareholder approval.